Intangible Assets - Summary of Gross Carrying Amounts and Accumulated Amortization of Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 161,595	$ 157,855
Intangible assets, Accumulated Amortization	(55,499)	(40,126)
Intangible assets, Net Carrying Amount	106,096	117,729
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	81,002	79,474
Intangible assets, Accumulated Amortization	(24,654)	(17,830)
Intangible assets, Net Carrying Amount	$ 56,348	61,644
Weighted Average Remaining Useful Life (Years)	8 years 10 months 24 days
Developed Technology
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 35,350	34,123
Intangible assets, Accumulated Amortization	(17,673)	(12,638)
Intangible assets, Net Carrying Amount	$ 17,677	21,485
Weighted Average Remaining Useful Life (Years)	5 years 9 months 18 days
Database
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 29,912	29,142
Intangible assets, Accumulated Amortization	(8,892)	(6,785)
Intangible assets, Net Carrying Amount	$ 21,020	22,357
Weighted Average Remaining Useful Life (Years)	9 years 9 months 18 days
Tradename
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 11,480	11,159
Intangible assets, Accumulated Amortization	(3,216)	(2,286)
Intangible assets, Net Carrying Amount	$ 8,264	8,873
Weighted Average Remaining Useful Life (Years)	10 years 1 month 6 days
Expert Network
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 2,559	2,852
Intangible assets, Accumulated Amortization	(800)	(417)
Intangible assets, Net Carrying Amount	$ 1,759	2,435
Weighted Average Remaining Useful Life (Years)	4 years 1 month 6 days
Patents
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 700	513
Intangible assets, Accumulated Amortization	(200)	(165)
Intangible assets, Net Carrying Amount	$ 500	348
Weighted Average Remaining Useful Life (Years)	17 years
Content Library
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 592	592
Intangible assets, Accumulated Amortization	(64)	(5)
Intangible assets, Net Carrying Amount	$ 528	$ 587
Weighted Average Remaining Useful Life (Years)	8 years 10 months 24 days